FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Assets:
Available for sale securities	$ 61,889	$ 76,925
Recurring Basis [Member]
Assets:
Available for sale securities	61,889
Interest rate/currency swap contracts - long term receivables	7,320
Total assets	69,209
Liabilities:
Floating rate NOK bonds due 2017	97,152
Floating rate NOK bonds due 2019	145,387
Swap Contracts, Short Term Payable, Fair Value Disclosure	2,568
Interest rate/ currency swap contracts – long-term payables	59,980
Total liabilities	839,201
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	39,811
Total assets	39,811
Liabilities:
Floating rate NOK bonds due 2017	97,152
Floating rate NOK bonds due 2019	145,387
Total liabilities	776,653
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables	7,320
Total assets	7,320
Liabilities:
Swap Contracts, Short Term Payable, Fair Value Disclosure	2,568
Interest rate/ currency swap contracts – long-term payables	59,980
Total liabilities	62,548
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available for sale securities	22,078
Total assets	22,078
Liabilities:
Total liabilities	0
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Liabilities:
Stated interest rate	3.75%
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	135,516
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	135,516
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Stated interest rate	3.25%
Senior Unsecured Convertible Bonds Due 2018 [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	398,598
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds	$ 398,598